UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21466

Hyperion Brookfield Collateralized Securities Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.5%

U.S. Government Agency Collateralized Mortgage Obligations - 2.6%
Federal Home Loan Mortgage Corporation
Series 3210, Class FA (Cost $6,587,502)	4.99	†%	09/15/36	$6,588	$6,272,159

U.S. Government Agency Pass-Through Certificates - 4.9%
Federal National Mortgage Association
Pool 865301	4.79	†	12/01/35	10,014	9,743,368
Pool 941332	6.50		07/01/37	2,086	2,116,146

Total U.S. Government Agency Pass-Through Certificates (Cost - $12,303,457)					11,859,514

Total U.S. Government & Agency Obligations (Cost - $18,890,959)					18,131,673

ASSET-BACKED SECURITIES - 46.2%
Ace Securities Corp.
Series 2006-NC3, Class M1(a) (f)	3.50	†	12/25/36	7,000	904,211
Series 2006-0P1, Class M2(a) (f)	3.55	†	04/25/36	1,025	130,594
Series 2006-HE2, Class M2(a) (f)	3.58	†	05/25/36	3,000	257,538
Series 2005-WF1, Class M7(a) (f)	4.39	†	05/25/35	4,550	2,305,658
Aerco Ltd.
Series 2A, Class A3 * (e)	5.05	†	07/15/25	21,127	14,366,467
Aircraft Finance Trust
Series 1999-1A, Class A1* (a) (e)	5.04	†	05/15/24	16,250	6,581,250
Series 1999-1A, Class A2* (e)	5.06	†	05/15/24	5,711	4,568,415
Airplanes Pass Through Trust
Series 1R, Class A8	4.96	†	03/15/19	15,006	13,205,198
Ameriquest Finance NIM Trust
Series 2002-N4A, Class Note * (e)	10.33		09/25/32	290	2,845
Asset Backed Funding Certificates
Series 2004-FF1, Class M4(a) (f)	5.76	†	07/25/33	823	148,025
Series 2005-WF1, Class M10(a) (f)	6.51	†	01/25/35	1,445	175,191
Series 2004-FF1, Class M6(a) (f)	6.76	†	12/25/32	304	2,132
Asset Backed Securities Corp. Home Equity
Series 2007-HE1, Class M1(a) (f)	3.48	†	12/25/36	5,000	1,004,155
Series 2006-HE2, Class M3(a) (f)	3.65	†	03/25/36	6,975	313,875
Series 2004-HE9, Class M2(a) (f)	4.46	†	12/25/34	526	334,562
Aviation Capital Group Trust
Series 2000-1A, Class A1 * (e)	5.07	†	11/15/25	7,854	4,712,487
Bayview Commercial Asset Trust
Series 2006-4A, Class B2* (a) (e)	4.51	†	12/25/36	1,374	822,210
Series 2006-4A, Class B3* (a) (e)	5.71	†	12/25/36	2,622	1,276,234
Series 2006-2A, Class B3* (a) (e)	5.96	†	07/25/36	2,042	991,873
Series 2006-1A, Class B3* (a) (e)	6.21	†	04/25/36	2,485	1,421,916
Series 2005-3A, Class B3* (a) (e)	6.26	†	11/25/35	3,750	1,947,096
Series 2004-3, Class B2* (a) (e)	6.61	†	01/25/35	1,340	859,242
Series 2005-1A, Class B3* (a) (e)	7.76	†	04/25/35	3,181	1,104,578
Bayview Financial Acquisition Trust
Series 2006-A, Class M1(a) (f)	3.69	†	02/28/41	3,000	1,157,841
Series 2006-A, Class M2(a) (f)	3.73	†	02/28/41	5,000	1,405,285
Series 2005-C, Class B1(a) (f)	4.44	†	06/28/44	1,537	172,882
Series 2006-A, Class B1(a) (f)	4.59	†	02/28/41	4,798	447,217
Series 2005-C, Class B2(a) (f)	4.59	†	06/28/44	1,230	120,049
Series 2006-A, Class B2(a) (f)	4.89	†	02/28/41	5,459	498,090
Series 2005-C, Class B3(a) (f)	5.04	†	06/28/44	3,037	212,487
Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A4	4.93		02/13/42	1,176	951,591
Countrywide Asset-Backed Certificates
Series 2006-22, Class M1(a) (f)	3.49	†	05/25/47	15,200	2,520,950

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Series 2006-23, Class M1(a) (f)	3.51	†%	05/25/37	$16,592	$2,563,464
Series 2006-17, Class M7(a) (f)	4.08	†	03/25/47	3,500	82,177
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class M1(a) (f)	3.52	†	11/25/36	14,220	2,779,441
Series 2005-1, Class M8(a) (f)	4.61	†	03/25/35	2,800	308,056
First Franklin Mortgage Loan Asset Backed Certification Trust
Series 2006-FFH1, Class M7(a) (f)	4.51	†	01/25/36	2,500	139,750
Series 2005-FFH3, Class M7(a) (f)	4.76	†	09/25/35	6,450	645,065
Series 2004-FF5, Class M7(a) (f)	5.76	†	08/25/34	2,019	304,330
Series 2004-FF11, Class M8(a) (f)	5.76	†	01/25/35	3,135	104,735
Series 2005-FF4, Class M9(a) (f)	6.26	†	05/25/35	4,000	94,244
Series 2004-FF5, Class M9(a) (f)	6.26	†	08/25/34	1,150	31,653
Series 2004-FF11, Class M9(a) (f)	6.36	†	01/25/35	3,436	79,093
Series 2004-FF3, Class B2(a) (f)	6.48	†	05/25/34	900	19,308
Series 2004-FF6, Class B3(a) (f)	6.76	†	07/25/34	1,003	148,046
Fremont Home Loan Trust
Series 2006-A, Class 2A3(a) (f)	3.42	†	05/25/36	3,000	1,650,000
Series 2005-1, Class B2(a) (f)	6.51	†	06/25/35	847	2,117
Home Equity Loan Trust
Series 2007-FRE1, Class M5 (a) (f)	4.76	†	04/25/37	13,646	1,370,045
Household Home Equity Loan Trust
Series 2007-3, Class M1 (a) (f)	6.53	†	11/20/36	3,800	2,420,421
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class M1(a) (f)	3.50	†	12/25/36	5,587	700,118
Series 2006-OPT2, Class M6(a) (f)	3.87	†	01/25/36	1,666	132,850
JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1(a) (f)	3.47	†	10/25/36	10,000	2,752,570
Series 2006-ACC1, Class A5(a) (f)	3.50	†	05/25/36	3,000	1,907,088
Series 2007-CH4, Class M7(a) (f)	4.36	†	05/25/37	4,500	360,216
Series 2007-CH5, Class M7(a) (f)	5.01	†	06/25/37	3,802	346,822
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1* (e)	3.61	†	02/25/30	1,719	1,235,144
Series 2005-1A, Class B* (e)	4.21	†	02/25/30	1,059	640,745
Morgan Stanley ABS Capital I
Series 2006-HE3, Class A2B(a) (f)	3.36	†	04/25/36	1,526	1,487,742
Series 2006-HE4, Class A3(a) (f)	3.41	†	06/25/36	650	513,500
Series 2006-HE3, Class A2C(a) (f)	3.42	†	04/25/36	2,740	2,194,778
Series 2006-HE3, Class A2D(a) (f)	3.51	†	04/25/36	2,500	1,308,048
Series 2007-NC3, Class M1(a) (f)	3.53	†	05/25/37	10,000	800,000
Series 2007-HE5, Class M6(a) (f)	5.16	†	03/25/37	3,500	140,000
Option One Mortgage Loan Trust
Series 2007-5, Class M4(a) (f)	4.01	†	05/25/37	2,500	124,785
Series 2007-5, Class M5(a) (f)	4.24	†	05/25/37	1,000	39,199
Series 2007-6, Class M7(a) (f)	4.61	†	07/25/37	2,000	103,600
Series 2007-5, Class M6(a) (f)	4.66	†	05/25/37	1,600	58,890
Series 2007-4, Class M6(a) (f)	4.86	†	04/25/37	1,500	54,560
Series 2006-1, Class M10* (a) (e) (f)	5.76	†	01/25/36	900	18,188
Series 2005-1, Class M9(a) (f)	6.26	†	02/25/35	141	1,489
Series 2005-1, Class M8(a) (f)	6.51	†	02/25/35	208	2,818
Series 2005-2, Class M8(a) (f)	6.51	†	05/25/35	1,608	10,733
Series 2004-1, Class M7* (a) (e) (f)	6.76	†	01/25/34	1,491	28,363
Park Place Securities Inc
Series 2005-WHQ2, Class M10 (a) (f)	5.76	†	05/25/35	4,750	274,906
Porter Square CDO
Series 1A, Class C * (e)	6.19	†	08/15/38	2,000	80,000
Quest Mortgage Securities Trust
Series 2005-X1, Class M7 * (a) (e) (f)	5.56	†	03/25/35	5,130	541,358
Quest Trust
Series 2006-X2, Class M3* (a) (e) (f)	3.96	†	08/25/36	3,360	260,501

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Series 2006-X2, Class M4* (a) (e) (f)	4.16	†%	08/25/36	$4,421	$296,516
Series 2006-X2, Class M5* (a) (e) (f)	4.21	†	08/25/36	3,714	202,450
Series 2006-X2, Class M6* (a) (e) (f)	4.26	†	08/25/36	2,360	106,224
Series 2005-X2, Class M1* (a) (e) (f)	4.76	†	12/25/35	5,761	463,795
Residential Asset Mortgage Products, Inc.
Series 2006-RZ1, Class M6 (a) (f)	3.96	†	03/25/36	4,250	600,559
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B* (d) (e)	6.75		09/27/34	639	64
Series 2004-BN2A, Class B* (d) (e)	7.00		12/27/34	292	29
Securitized Asset-Backed Receivables LLC
Series 2005-HE1, Class A1A * (a) (e) (f)	3.56	†	10/25/35	675	647,568
Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1(a) (f)	3.48	†	12/25/36	5,000	1,430,420
Series 2005-4, Class 2A3(a) (f)	3.49	†	03/25/36	1,184	1,113,101
Series 2006-3, Class M4(a) (f)	3.64	†	11/25/36	13,002	387,486
Series 2006-3, Class M5(a) (f)	3.66	†	11/25/36	877	19,604
Series 2005-DO1, Class M1(a) (f)	3.68	†	05/25/35	3,500	3,349,181
Series 2006-3, Class M6(a) (f)	3.71	†	11/25/36	1,377	22,145
Series 2007-OPT1, Class M4(a) (f)	3.86	†	06/25/37	5,000	315,535
Series 2006-OPT2, Class M6(a) (f)	4.26	†	05/25/36	10,000	268,150
Series 2006-OPT3, Class M6(a) (f)	4.26	†	06/25/36	6,000	176,076
Series 2005-OPT1, Class M7(a) (f)	4.26	†	06/25/35	1,647	99,673
Series 2006-OPT1, Class M6(a) (f)	4.36	†	03/25/36	3,000	68,592
Series 2007-OPT2, Class M7(a) (f)	4.81	†	07/25/37	2,858	239,440
Series 2005-OPT1, Class M8(a) (f)	5.01	†	06/25/35	3,804	93,937
Series 2007-OPT1, Class M7(a) (f)	5.01	†	06/25/37	2,500	92,815
Series 2006-OPT3, Class M8(a) (f)	5.26	†	06/25/36	11,000	178,585
Series 2005-4, Class M10* (a) (e) (f)	5.76	†	03/25/36	1,500	45,000
Series 2007-OPT1, Class M9(a) (f)	5.76	†	06/25/37	1,000	30,000
Series 2005-A, Class M11* (a) (e)	6.26	†	04/25/35	695	3,648
Series 2005-OPT1, Class M9(a) (f)	6.51	†	06/25/35	1,061	14,331
Series 2005-DO1, Class M10(a) (f)	6.51	†	05/25/35	1,100	94,133
Series 2005-DO1, Class M11(a) (f)	6.51	†	05/25/35	3,078	124,093
Structured Asset Investment Loan Trust
Series 2005-8, Class A3(a) (f)	3.52	†	10/25/35	2,346	2,296,700
Series 2005-9, Class M7(a) (f)	4.51	†	11/25/35	7,464	107,564
Structured Asset Securities Corp.
Series 2006-BC6, Class A4(a) (f)	3.43	†	01/25/37	1,950	1,183,404
Series 2006-WF1, Class M7(a) (f)	4.21	†	02/25/36	3,438	817,281
Series 2005-S4, Class A(b)	4.50/4.50		08/25/35	1,763	508,245
Series 2002-HF1, Class B* (a) (e) (f)	7.41	†	01/25/33	1,542	141,929
UCFC Home Equity Loan
Series 1998-D, Class BF1 (f)	8.97	†	04/15/30	37	23,896
Wells Fargo Home Equity Trust
Series 2005-2, Class M8(a) (f)	4.44	†	10/25/35	2,576	400,648
Series 2005-2, Class M10(a) (f)	5.76	†	10/25/35	8,737	1,180,561
Total ASSET-BACKED SECURITIES (Cost - $418,632,960)					110,926,478

COMMERCIAL MORTGAGE BACKED SECURITIES - 2.1%
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class J* (e)	5.72	†	06/15/39	2,836	579,231
Series 2007-C3, Class K* (e)	5.72	†	06/15/39	3,250	605,855
GS Mortgage Securities Corp. II
Series 2007-GG10, Class H * (e)	5.80	†	08/10/45	20,000	3,400,000

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class K * (e)	5.82	†%	06/15/49	$3,601	$558,875

Total Commercial Mortgage-Backed Securities (Cost - $27,115,051)					5,143,961

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 38.1%

Subordinated Collateralized Mortgage Obligations - 38.1%
American Home Mortgage Assets
Series 2006-2, Class 2A1 (a)	3.45	†	09/25/46	3,263	1,740,041
Amoritizing Residential Collateral Trust
Series 2001-BC5, Class M1 (a) (f)	4.08	†	08/25/31	865	234,451
Argent Securities Inc.
Series 2006-W1, Class A2B (a) (f)	3.42	†	03/25/36	4,701	4,560,569
Banc of America Commercial Mortgage Inc.
Series 2007-2, Class A4	5.87	†	04/10/49	4,219	3,196,061
Countrywide Alternative Loan Trust
Series 2006-OA21, Class A1(a)	4.47	†	03/20/47	6,436	3,422,403
Series 2005-51, Class 1A2A(a)	4.47	†	11/20/35	2,211	1,945,394
Series 2006-OA12, Class A2(a)	4.49	†	09/20/46	2,597	1,339,604
Series 2005-59, Class 1A1(a)	4.50	†	11/20/35	8,467	4,826,239
Series 2007-17CB, Class B1	5.75		08/25/37	3,473	666,839
Countrywide Home Loans
Series 2004-29, Class 1A2(a)	3.71	†	02/25/35	699	478,268
Series 2004-29, Class 1B1(a)	4.11	†	02/25/35	2,207	956,737
Series 2005-7, Class IB2(a)	4.76	†	03/25/35	621	37,953
Series 2005-9, Class B1(a)	5.21	†	05/25/35	2,402	96,792
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3	5.47		09/15/39	2,910	2,194,795
Harborview Mortgage Loan Trust
Series 2006-7, Class 2A1A(a)	4.48	†	09/19/46	5,257	2,789,550
Series 2005-2, Class B1(a)	4.75	†	05/19/35	8,186	3,494,051
Series 2005-1, Class B1(a)	4.78	†	03/19/35	7,391	2,483,666
Series 2004-11, Class B2(a)	5.43	†	01/19/35	10,694	1,390,293
Series 2004-8, Class B4(a)	5.53	†	11/19/34	1,665	183,103
Series 2004-10, Class B4(a)	5.78	†	01/19/35	1,106	55,313
Series 2005-1, Class B4* (a) (e)	6.03	†	03/19/35	6,486	778,230
Series 2005-2, Class B4* (a) (e)	6.03	†	05/19/35	1,115	22,307
Indymac Index Mortgage Loan Trust
Series 2006-AR14, Class 1A4A(a)	3.43	†	11/25/46	3,985	2,322,246
Series 2006-AR4, Class A1B(a)	3.56	†	05/25/46	4,595	1,887,986
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 (a) (f)	3.36	†	01/25/37	5,000	4,625,000
JP Morgan Mortgage Trust
Series 2006-A7, Class B4	5.88	†	01/25/37	994	14,917
Series 2006-A7, Class B5	5.88	†	01/25/37	1,295	6,473
Series 2006-A7, Class B6	5.88	†	01/25/37	260	520
Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C(a) (f)	3.49	†	11/25/37	2,000	630,400
Series 2006-AF2, Class BF2* (e)	6.25		10/25/36	559	22,374
Series 2006-AF2, Class BF3* (e)	6.25		10/25/36	455	9,090
RESI Finance LP
Series 2005-C, Class B4* (e)	4.94	†	09/10/37	5,357	1,000,233
Series 2004-B, Class B3* (e)	5.19	†	02/10/36	5,810	2,837,577
Series 2005-D, Class B6* (e)	6.81	†	12/15/37	1,969	289,619
Residential Asset Securities Corp.
Series 2005-KS12, Class A2(a) (f)	3.51	†	01/25/36	4,617	4,340,054
Series 2005-AHL1, Class A2(a) (f)	3.53	†	07/25/35	3,870	3,711,365

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Residential Funding Mortgage Security I
Series 2006-S1, Class B1(d)	5.75%		01/25/36	$699	$41,410
Series 2006-S1, Class B2(d)	5.75		01/25/36	534	8,288
Series 2006-S1, Class B3	5.75		01/25/36	165	1,653
Resix Financial Ltd. Credit-Linked Note
Series 2006-1, Class B7* (e)	6.51	†	12/25/37	838	144,717
Series 2005-B, Class B7* (e)	7.39	†	06/10/37	5,504	1,053,555
Series 2005-C, Class B7* (e)	7.39	†	09/10/37	4,771	841,542
Series 2004-C, Class B7* (e)	7.79	†	09/10/36	3,657	1,351,240
Series 2005-C, Class B8* (e)	8.04	†	09/10/37	3,339	476,206
Series 2005-B, Class B8* (e)	8.19	†	06/10/37	1,644	240,335
Series 2006-1, Class B9* (e)	8.26	†	12/25/37	797	134,729
Series 2004-B, Class B7* (e)	8.29	†	02/10/36	1,651	526,461
Series 2004-A, Class B7* (e)	8.54	†	02/10/36	1,594	678,869
Series 2006-C, Class B9* (e)	8.71	†	07/15/38	2,985	237,612
Series 2005-D, Class B7* (e)	8.81	†	12/15/37	2,526	436,036
Series 2007-A, Class B10* (e)	9.31	†	02/15/39	2,967	191,967
Series 2003-D, Class B7* (e)	10.04	†	12/10/35	4,342	2,143,362
Series 2003-C, Class B7* (e)	10.29	†	09/10/35	4,591	2,520,842
Series 2003-CB1, Class B7* (e)	10.29	†	06/10/35	2,063	1,360,429
Series 2005-D, Class B8* (e)	10.31	†	12/15/37	2,354	387,463
Series 2006-1, Class B10* (e)	10.51	†	12/25/37	398	62,504
Series 2006-C, Class B11* (e)	11.81	†	07/15/38	2,488	176,866
Series 2007-A, Class B12* (e)	12.56	†	02/15/39	1,484	68,984
Series 2006-C, Class B12* (e)	13.81	†	07/15/38	3,644	202,230
Sequoia Mortgage Trust
Series 2005-3, Class B1(a)	4.65	†	05/20/35	3,872	2,862,188
Series 2004-10, Class B1(a)	4.78	†	11/20/34	2,075	1,750,404
Series 2004-9, Class B1(a)	4.79	†	10/20/34	3,640	3,586,029
Series 2004-3, Class M1(a)	5.03	†	05/20/34	1,813	967,427
Specialty Underwriting & Residential Finance
Series 2006-BC5, Class M1 (a) (f)	3.50	†	11/25/37	10,032	1,175,610
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	3.49	†	05/25/35	644	371,258
Series 2005-7, Class B42	4.56	†	03/25/35	766	49,800
Series 2005-7, Class B52	4.56	†	03/25/35	547	24,603
Structured Asset Mortgage Investments Inc.
Series 2006-AR7, Class A1A(a)	3.47	†	08/25/36	2,862	1,483,452
Series 2005-AR6, Class 2A1(a)	3.57	†	09/25/45	1,391	806,743
Washington Mutual
Series 2005-AR1, Class B2(a)	4.21	†	01/25/45	3,323	1,221,436
Series 2005-AR2, Class B9(a)	4.46	†	01/25/45	1,506	120,455
Series 2005-AR2, Class B10* (a) (e)	4.46	†	01/25/45	6,670	606,409
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR13, Class B1	5.75	†	09/25/36	6,859	4,288,304
Series 2006-AR13, Class B5	5.75	†	09/25/36	1,157	3,541
Series 2006-AR13, Class B6	5.75	†	09/25/36	322	52
Series 2006-14, Class B4* (e)	6.00		11/25/36	1,647	197,660
Series 2006-15, Class B5* (e)	6.00		11/25/36	2,360	129,807
Series 2006-15, Class B6* (e)	6.00		11/25/36	919	36,763
Total Subordinated Collateralized Mortgage Obligations (Cost - $209,550,456)					91,559,754

Total Non-Agency Residential Mortgage Backed Securities (Cost - $209,550,456)					91,559,754

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
SHORT TERM INVESTMENTS - 7.8%
Federal Home Loan Bank Discount Notes (c)	1.32%	11/07/08	$10,000	$9,997,916
State Street Euro Dollar Time Deposit	0.15	11/03/08	8,711	8,711,000

Total Short Term Investments (Cost - $18,708,916)				18,708,916

Total Investments - 101.7% (Cost - $692,898,342)				244,470,782
Liabilities in Excess of Other Assets - (1.7)%				(4,115,279)

NET ASSETS - 100.0%				$240,355,503

*	—	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2008, the total value of all such investments was $67,676,114 or 28.16% of net assets.
†	—	Variable Rate Security—Interest Rate is in effect as of October 31, 2008.
(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)	—	Zero Coupon Bond—Interest rate represents current yield to maturity.
(d)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of October 31, 2008, the total value of all such securities was $49,791.05 or 0.02% of net assets.
(e)	—	Private Placement.
(f)	—	Investment in sub-prime security. As of October 31, 2008, the total value of all such investments was $74,924,650 or 31.17% of net assets.
CDO	—	Collateralized Debt Obligation

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements

October 31, 2008

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately <1% of the investments in securities held by the Fund at October 31, 2008) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Investments in securities listed or traded on a securities exchange are valued at the last quoted sale price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00p.m. Eastern Time, on the valuation date.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$539,754
Level 2 — Other Significant Observable Inputs	30,568,431	—
Level 3 — Significant Unobservable Inputs	213,902,351	(11,627,714)

Total	$244,470,782	$(11,087,960)

*	Other financial instruments include futures and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of July 31, 2008	$249,276,002	$(23,946,316)
Accrued discounts/premiums	(524)	—
Realized gain (loss)	(14,964,222)	(12,493,491)
Change in unrealized appreciation (depreciation)	(23,420,043)	12,318,602
Net purchases (sales)	$3,011,138	$12,493,491
Transfers in and/or out of Level 3	—	—
Balance as of October 31, 2008	$213,902,351	$(11,627,714)

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements

October 31, 2008

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

As of October 31, 2008, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$9,225,000	Credit Suisse 3.50%, dated 10/20/08, maturity date 11/20/08	$9,252,803
2,022,000	Credit Suisse 3.50%, dated 10/20/08, maturity date 11/20/08	2,028,094
5,474,000	Credit Suisse 3.75%, dated 10/20/08, maturity date 11/20/08	5,491,676

$16,721,000

	Maturity Amount, Including Interest Payable	$16,772,573

	Market Value of Assets Sold Under Agreements	$18,131,673

	Weighted Average Interest Rate	3.58%

The average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2008, was approximately $18,050,935 at a weighted average interest rate of 3.25%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $20,810,000 as of August 22, 2008, which was 6.98% of total assets.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements

October 31, 2008

the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

As of October 31, 2008, the following swap agreement was outstanding:

Notional Amount	Expiration Date	Description	Net Unrealized Depreciation
$15,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07 to receive monthly the notional amount multiplied by 0.15% and to pay in the event of a writedown, or failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1	$(11,554,063)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of October 31, 2008, the following futures contracts were outstanding:

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at October 31, 2008	Unrealized Appreciation
$28,500,000	10 Yr. U.S. Treasury Note	December 2008	$32,767,020	$32,227,266	$539,754

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements

October 31, 2008

Designation of Restricted Illiquid Securities

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Aircraft Finance Trust Series 1999-1A, Class A1	5.04%	05/15/24	08/09/04- 05/05/05	$12,187,750	$6,581,250	2.7%
Ameriquest Finance NIM Trust Series 2002-N4A, Class Note	10.33	09/25/32	12/19/03	2,830	2,845	0.0
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class K	5.72	06/15/39	06/19/07	2,842,153	605,855	0.3
Harborview Mortgage Loan Trust Series 2005-1, Class B4	6.03	03/19/35	02/11/05- 07/28/06	5,955,342	778,230	0.3
Harborview Mortgage Loan Trust Series 2005-2, Class B4	6.03	05/19/35	07/28/06	1,050,628	22,307	0.0
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class BF2	6.25	10/25/36	11/02/06	382,774	22,374	0.0
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class BF3	6.25	10/25/36	11/02/06	175,582	9,090	0.0
Option One Mortgage Loan Trust Series 2004-1, Class M7	6.76	01/25/34	01/08/04	1,458,233	28,363	0.0
Option One Mortgage Loan Trust Series 2006-1, Class M10	5.76	01/25/36	01/20/06	830,514	18,188	0.0
Quest Trust Series 2005-X2, Class M1	4.76	12/25/35	09/29/05	5,760,988	463,795	0.2
Resix Financial Ltd. Credit-Linked Note Series 2004-B, Class B7	8.29	02/10/36	05/21/04	1,651,374	526,461	0.2
Resix Financial Ltd. Credit-Linked Note Series 2004-C, Class B7	7.79	09/10/36	09/23/04	3,656,920	1,351,240	0.6
Resix Financial Ltd. Credit-Linked Note Series 2005-B, Class B7	7.39	06/10/37	06/17/05	5,504,438	1,053,555	0.4
Resix Financial Ltd. Credit-Linked Note Series 2005-B, Class B8	8.19	06/10/37	06/17/05	1,643,866	240,335	0.1
Resix Financial Ltd. Credit-Linked Note Series 2005-C, Class B7	7.39	09/10/37	09/09/05	4,770,621	841,542	0.3
Resix Financial Ltd. Credit-Linked Note Series 2005-C, Class B8	8.04	09/10/37	09/09/05	3,339,432	476,206	0.2
Resix Financial Ltd. Credit-Linked Note Series 2005-D, Class B7	8.81	12/15/37	12/09/05	2,526,258	436,036	0.2
Resix Financial Ltd. Credit-Linked Note Series 2005-D, Class B8	10.31	12/15/37	12/09/05	2,353,940	387,463	0.2
Resix Financial Ltd. Credit-Linked Note Series 2006-1, Class B10	10.51	12/25/37	05/25/06	398,366	62,504	0.0
Resix Financial Ltd. Credit-Linked Note Series 2006-1, Class B9	8.26	12/25/37	05/26/06	796,734	134,729	0.1

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements

October 31, 2008

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Resix Financial Ltd. Credit-Linked Note Series 2006-C, Class B11	11.81%	07/15/38	09/14/06	$2,487,527	$176,866	0.1%
Resix Financial Ltd. Credit-Linked Note Series 2006-C, Class B12	13.81	07/15/38	09/14/06	3,643,701	202,230	0.1
Resix Financial Ltd. Credit-Linked Note Series 2006-C, Class B9	8.71	07/15/38	09/14/06	2,985,057	237,612	0.1
Resix Financial Ltd. Credit-Linked Note Series 2007-A, Class B10	9.31	02/15/39	01/24/07	2,967,009	191,967	0.1
Resix Financial Ltd. Credit-Linked Note Series 2007-A, Class B12	12.56	02/15/39	01/24/07	1,483,489	68,984	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	294,869	29	0.0
Sail Net Interest Margin Notes Series 2004-BNCA, Class B	6.75	09/27/34	08/04/04	689,196	64	0.0
Soundview Home Equity Loan Trust Series 2005-4, Class M10	5.76	03/25/36	04/28/06	1,430,601	45,000	0.0
Soundview Home Equity Loan Trust Series 2005-A, Class M11	6.26	04/25/35	05/26/05	655,222	3,648	0.0
Structured Asset Securities Corp. Series 2002-HF1, Class B	7.41	01/25/33	12/02/04- 07/19/05	1,827,484	141,929	0.1
Washington Mutual Series 2005-AR2, Class B10	4.46	01/25/45	01/20/05	5,713,252	606,409	0.2
Wells Fargo Mortgage Backed Securities Trust Series 2006-14, Class B4	6.00	11/25/36	10/11/06	1,449,130	197,660	0.1
Wells Fargo Mortgage Backed Securities Trust Series 2006-15, Class B5	6.00	11/25/36	10/11/06	1,631,058	129,807	0.1
Wells Fargo Mortgage Backed Securities Trust Series 2006-15, Class B6	6.00	11/25/36	10/11/06	402,387	36,763	0.0

					$16,081,336	6.7%

New Accounting Pronouncements

In September 2008 FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management is currently evaluating the impact of this new requirement.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date:	December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date:	December 17, 2008